J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

(each, a “Fund” and collectively the “Funds”)

Supplement dated August 3, 2015 to the

Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the portfolio manager information for the Funds in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Emerging Markets Equity Fund:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Austin Forey	2005	Managing Director
Leon Eidelman	2013	Executive Director
Amit Mehta	2013	Executive Director

Emerging Markets Equity Income Fund:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Omar Negyal	2013	Vice President

In addition, the corresponding paragraphs in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced by the following:

Emerging Markets Equity Fund

The management team is led by Austin Forey. Mr. Forey, a Managing Director, has been with JPMIM and its affiliates since 1988 and a portfolio manager since 1994. Working with Mr. Forey are Leon Eidelman and Amit Mehta. Mr. Eidelman, Executive Director and CFA charterholder, is a portfolio manager within the Emerging Markets Equity Team based in London. Mr. Eidelman has been an employee of JPMIM since 2002. Mr. Mehta, Executive Director and CFA charterholder, is a portfolio manager within the Emerging Markets Equity Team based in London. An employee since 2011, Mr. Mehta previously worked at Prusik Investment Management (2009-2011) and Atlantis Investment Management (2007-2009) where he was an Asian equities Analyst and Portfolio Manager.

Emerging Markets Equity Income Fund

Omar Negyal, a Vice President and CFA charterholder, serves as the portfolio manager of the Fund. An employee since 2012, Mr. Negyal was previously a portfolio manager at Lansdowne Partners from 2006-2009 and HSBC Global Asset Management from 2009-2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-INTEQ-815

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 3, 2015 to the Statement of Additional Information dated March 1, 2015, as supplemented

Effective immediately, the following sections replace the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Emerging Markets Equity Fund and JPMorgan Emerging Markets Equity Income Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Equity Fund
Austin Forey	1	$711,983	12	$13,991,712	6	$1,796,961
Leon Eidelman	1	711,983	14	14,022,962	6	1,796,961
Amit Mehta	1	711,983	0	0	0	0

Emerging Markets Equity Income Fund
Omar Negyal	1	456,129	10	2,078,613	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Equity Fund
Austin Forey	0	$0	0	$0	4	$1,722,563
Leon Eidelman	0	0	0	0	4	1,722,563
Amit Mehta	0	0	1	434,536	0	0

Emerging Markets Equity Income Fund
Omar Negyal	0	0	1	551,291	0	0

SUP-SAI-INTEQ-815

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2014:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001 - $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity Fund
Austin Forey	X
Leon Eidelman[1]				X
Amit Mehta	X

Emerging Markets Equity Income Fund
Omar Negyal	X

[1]	As of October 31, 2014, Mr. Eidelman also beneficially owned $100,001-$500,000 of securities of a non-U.S. pooled investment vehicle for which he serves as a portfolio manager that has an investment strategy that is substantially similar to that of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE